RELATED PARTY TRANSACTIONS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Costs
The following table summarizes the related party costs incurred by the Company for the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	For the three months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020	For the nine months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020
Affiliate Costs
Management fees	$1,030,718	$226,234	$2,301,924	$226,234
Less Outside Fees earned	(256,989)	(84,167)	(677,439)	(84,167)
Incentive fees earned	1,769,207	—	3,873,984	—
General and administrative expenses reimbursable to Manager	625,711	165,434	1,415,217	165,434
Total	$3,168,647	$307,501	$6,913,686	$307,501

The following table summarizes the related party costs incurred by the Company for the period from July 31, 2020 (commencement of operations) to December 31, 2020 and amounts payable to the Company’s Manager as of December 31, 2020.
	Incurred for the period from July 31, 2020 to December 31, 2020	Payable as of December 31, 2020
Affiliate Payments
Management fees	$ 623,361	$ 222,127
Less other fees earned and paid to the Manager	(259,167)	—
General and administrative expenses reimbursed to Manager	671,605	506,171
Total	$1,035,799	$ 728,298